Vessels, Net (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel
Vessel Cost
Beginning Balance	$ 1,312,076	$ 1,272,351	$ 1,272,351
Transfer from Advances for vessels	53,236		39,725
Ending Balance	1,365,312		1,312,076
Accumulated Depreciation
Beginning Balance	(367,370)	(317,060)	(317,060)
Depreciation	(26,565)	(24,706)	(50,310)
Ending Balance	(393,935)		(367,370)
Net Book Value
Beginning Balance	944,706	955,291	955,291
Transfer from Advances for vessels	53,236		39,725
Depreciation	(26,565)	$ (24,706)	(50,310)
Ending Balance	$ 971,377		$ 944,706
Number of impaired vessels | vessel	0		0
Number of vessels provided as collateral | vessel	32
Vessels provided as collateral	$ 722,554
Number of vessels sold and leased back | vessel	10
Carrying value of vessels sold and leased back	$ 248,823